Related Party Transactions (Details) - Troy Gould Pc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related party	$ 97,000	$ 177,000
Professional Fees [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 553,000	$ 577,000	$ 507,000